Reconciliation of the Differences Between Basic and Diluted Earnings Per Share (EPS) (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share, Diluted [Line Items]
Income attributable to ORIX Corporation from continuing operations	¥ 23,746	¥ 13,152	¥ 67,914	¥ 44,178
Effect of dilutive securities-
Expense related to convertible bonds	589	328	1,767	1,801
Income from continuing operations for diluted EPS computation	¥ 24,335	¥ 13,480	¥ 69,681	¥ 45,979
Weighted-average shares	107,511	107,487	107,506	107,487
Effect of dilutive securities-
Conversion of convertible bonds	24,410	21,919	24,411	24,412
Exercise of stock options	112	106	111	92
Weighted-average shares for diluted EPS computation	132,033	129,512	132,028	131,991
Earnings per share for income attributable to ORIX Corporation from continuing operations:
Basic	¥ 220.87	¥ 122.36	¥ 631.72	¥ 411.01
Diluted	¥ 184.31	¥ 104.08	¥ 527.77	¥ 348.35